PIMCO Variable Insurance Trust

Supplement Dated May 13, 2016 to the Administrative Class Prospectus,

Institutional Class Prospectus, and Advisor Class and Class M Prospectus,

each dated April 29, 2016, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO Total Return Portfolio (the “Portfolio”)

Effective June 13, 2016, the first sentence of the second paragraph of the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality (except that within such 20% limitation, the Portfolio may invest in mortgage-related securities rated below B).

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP1_051316

PIMCO Variable Insurance Trust

Supplement Dated May 13, 2016 to the

PIMCO Total Return Portfolio Administrative Class Prospectus,

PIMCO Total Return Portfolio Advisor Class Prospectus and

PIMCO Total Return Portfolio Institutional Class Prospectus,

each dated April 29, 2016, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO Total Return Portfolio (the “Portfolio”)

Effective June 13, 2016, the first sentence of the second paragraph of the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality (except that within such 20% limitation, the Portfolio may invest in mortgage-related securities rated below B).

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP2_051316